Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2014
Prospectus Date	rr_ProspectusDate	Jun. 25, 2014